Summary of condensed balance sheet (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,217,968	$ 745,572
Amounts due from related parties	30,983	29,011
TOTAL ASSETS	15,257,761	36,323,083
Current liabilities:
Amounts due to subsidiaries and VIE	73,159	52,936
TOTAL LIABILITIES	1,511,786	14,824,526
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,449,451 shares issued and outstanding as of March 31, 2025 and 2024, respectively	3,186	3,090
Additional paid-in capital	17,872,227	19,055,297
Statutory reserve	40,590	745,590
(Accumulated Deficit)/Retained earnings	(4,232,288)	3,389,754
Accumulated other comprehensive income/(loss)	62,260	(1,695,174)
TOTAL SHAREHOLDERS’ EQUITY	13,745,975	21,498,557	$ 26,954,242	$ 50,263,285
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	15,257,761	36,323,083
Related Party [Member]
Current liabilities:
Amounts due to subsidiaries and VIE	673,159	52,936
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	207,511	231,694
Deferred expenses	52,500	49,125
Prepayment and other current assets		70,000
Investment in subsidiaries and VIE	10,595,038	17,358,111
TOTAL ASSETS	14,650,487	21,500,664
Current liabilities:
Other payables
Accrued expenses and liabilities	297,405
Bond payable-current	600,000
TOTAL LIABILITIES	904,512	2,107
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,449,451 shares issued and outstanding as of March 31, 2025 and 2024, respectively	3,186	3,090
Additional paid-in capital	17,872,227	19,055,297
Statutory reserve	40,590	745,590
(Accumulated Deficit)/Retained earnings	(4,232,288)	3,389,754
Accumulated other comprehensive income/(loss)	62,260	(1,695,174)
TOTAL SHAREHOLDERS’ EQUITY	13,745,975	21,498,557
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	14,650,487	21,500,664
Parent Company [Member] | Reportable Legal Entities [Member] | Subsidiaries and VIE [Member]
Current assets:
Amounts due from related parties	3,701,752	3,791,734
Current liabilities:
Amounts due to subsidiaries and VIE
Parent Company [Member] | Reportable Legal Entities [Member] | Related Party [Member]
Current assets:
Amounts due from related parties	93,686
Current liabilities:
Amounts due to subsidiaries and VIE	$ 7,107	$ 2,107